Regulatory requirements	12 Months Ended
Mar. 31, 2026
Broker-Dealer, Net Capital Requirement, SEC Regulation [Abstract]
Regulatory requirements
20. Regulatory requirements:
In April 2011, the Company has been assigned as Final Designated Parent Company who must calculate a consolidated capital adequacy ratio and since then, our consolidated capital adequacy ratio has been calculated based on Capital Adequacy Notice on Final Designated Parent Company. The Capital Adequacy Notice on Final Designated Parent Company has been revised in line with Basel 2.5 and Basel III and Nomura has calculated a Basel III-based consolidated capital adequacy ratio since March 2013.

In accordance with Article 2 of the Capital Adequacy Notice on Final Designated Parent Company, Nomura’s consolidated capital adequacy ratio is calculated based on the amounts of common equity Tier 1 capital, Tier 1 capital, total capital, credit risk-weighted assets, market risk and operational risk. As of March 31, 2025 and 2026, the Company was in compliance with common equity Tier 1 capital ratio, Tier 1 capital ratio and consolidated capital adequacy ratio requirements set out in the Capital Adequacy Notice on Final Designated Parent Company, etc. The required level (including applicable minimum consolidated capital buffer) as of March 31, 2026 was 7.69% for the common equity Tier 1 capital ratio, 9.19% for the Tier 1 capital ratio and 11.19% for the consolidated capital adequacy ratio.
Under the Financial Instruments and Exchange Act (“FIEA”), NSC and NFPS are su
bject
to the capital adequacy rules of the FSA. These rules require the maintenance of a capital adequacy ratio, which is defined as the ratio of adjusted capital to a quantified total of business risk, of not less than 120%. Adjusted capital is defined as net worth (which includes shareholders’ equity, net unrealized gains and losses on securities held, reserves and subordinated debt) less illiquid assets. Business risks are divided into three categories: (1) market risks, (2) counterparty risks, and (3) basic risks. Under these rules, there are no restrictions on the operations of the companies provided that the resulting net capital adequacy ratio exceeds 120%. As of March 31, 2025 and 2026, the capital adequacy ratio of NSC exceeded 120%. Also, as of March 31, 2025 and 2026, the capital adequacy ratio of NFPS also exceeded 120%.

In connection with providing brokerage, clearing, asset management and wealth management services to clients, Nomura maintains segregated accounts to hold financial assets such as cash and securities on behalf of its clients. These accounts are typically governed by stringent statutory or regulatory rules in the relevant jurisdiction where the accounts are maintained in order to protect the clients from loss.
As of March 31, 2025 and 2026, the total amount of segregated client cash recognized as an asset in
Deposits with stock exchanges and other segregated cash
in the consolidated balance sheets was ¥110,223 million and ¥
166,651
 million, respectively. As of March 31, 2025 and 2026, the total amount of segregated securities recognized as assets in
Trading assets
and
Collateralized agreements
in the consolidated balance sheets was ¥1,034,783 million and ¥
960,952
 million, respectively.
In the U.S., Nomura Securities International, Inc. (“NSI”) is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a futures commission merchant with the Commodity Futures Trading Commission (“CFTC”). NSI is also regulated by self-regulatory organizations, such as the Financial Industry Regulatory Authority (“FINRA”) and the Chicago Mercantile Exchange Group. NSI is subject to the SEC’s Uniform Net Capital Rule (“Rule 15c3-1”) and other related rules, which require net capital, as defined under the alternative method, of not less than the greater of $1,000,000 or 2% of aggregate debit items arising from client transactions. NSI is also subject to CFTC Regulation 1.17 which requires the maintenance of net capital of 8% of the total risk margin requirement, as defined, for all positions carried in client accounts and nonclient accounts or $1,000,000, whichever is greater. NSI is required to maintain net capital in accordance with the SEC, CFTC, or other various exchange requirements, whichever is greater. Another U.S. subsidiary, Nomura Global Financial Products Inc. (“NGFP”) is registered as an OTC Derivatives Dealer under the Securities Exchange Act of 1934. NGFP is registered with CFTC as a Swap Dealer on October 6, 2021 and registered with the Securities and Exchange Commission (“SEC”) as a Security Based Swap Dealer on November 1, 2021. NGFP calculates capital under SEC rule 18a-1 and CFTC rule 23.101 and requires the greater of $20,000,000, 2% of the SEC risk margin amount or 2% of the CFTC risk margin amount. Another U.S. subsidiary, Instinet, LLC (“ILLC”) is a broker-dealer registered with the SEC and is a member of FINRA. Further, ILLC is an introducing broker registered with the CFTC and a member of the National Futures Association and various other exchanges. ILLC is subject to Rule 15c3-1 which requires the maintenance of minimum net capital, as defined under the alternative method, equal to the greater of $
1,000,000
,
2
% of aggregate debit items arising from client transactions, or the CFTC minimum requirement. Under CFTC rules, ILLC is subject to the greater of the following when determining its minimum net capital requirement: $
45,000
minimum net capital required as a CFTC introducing broker; the amount of adjusted net capital required by a futures association of which it is a member; and the amount of net capital required by Rule
15
c
3-1
(a). As of March
31
,
2025
and
2026
, NSI, NGFP and ILLC were in compliance with relevant regulatory capital related requirements.
In Europe, Nomura Europe Holdings plc (“NEHS”) is subject to consolidated regulatory supervision by the Prudential Regulation Authority (“U.K. PRA”) as a U.K. Parent Financial Holding Company. The regulatory consolidation is produced in accordance with the requirements established under the Financial Services and Markets Act 2000, U.K. Capital Requirements Regulations and the PRA Rulebook. Nomura International plc (“NIP”), the most significant of NEHS’ subsidiaries, acts as a securities brokerage and dealing business. NIP is also regulated by the U.K. PRA and has minimum capital adequacy requirements imposed on it on a standalone basis. NIP is also registered with the CFTC as a non-U.S. Swap Dealer (SD) and with the SEC as a conditionally registered Security-based Swap Dealer (SBSD). NIP is a member of National Futures Association (NFA). Both the SEC and CFTC have granted substituted compliance in some cases to recognize the comparability of U.K. regulations as being equivalent to satisfy the relevant requirements under the U.S. Dodd Frank regime. NIP has elected to rely on certain aspects of the substituted compliance regime in areas including, but not limited to, capital and margin, reporting and record keeping. In addition, Nomura Bank International plc (“NBI”), another subsidiary of NEHS, is also regulated by the U.K. PRA on a standalone basis. NEHS also has a number of

European domiciled subsidiaries including Nomura Financial Products Europe GmbH (“NFPE”), Banque Nomura France (“BNF”) and Nomura Bank Luxembourg S.A. (“NBL”) which are subject to the EU Capital Requirements Regulation and local regulations as applied by the regulators in the country of domicile of the subsidiary. NFPE is domiciled in Germany and is regulated by the German regulator (“BaFin”), BNF is domiciled in France and is regulated by the French regulator (“ACPR”) and NBL is domiciled in Luxembourg and is regulated by the Luxembourg regulator (“CSSF”). As of March 31, 2025 and 2026, NEHS, NIP, NBI, NFPE, BNF and NBL were all in compliance with relevant regulatory capital related requirements.
In Asia, Nomura International (Hong Kong) Limited (“NIHK”) and Nomura Singapore Ltd (“NSL”) are regulated by their local respective regulatory authorities. NIHK is licensed by the Securities and Futures Commission in Hong Kong to carry out regulated activities including dealing in securities and futures contracts, advising on securities, futures contracts and corporate finance. Activities of NIHK, including its branch in Taiwan, are subject to the Securities and Futures (Financial Resources) Rules which require it, at all times, to maintain liquid capital at a level not less than its required liquid capital. Liquid capital is the amount by which liquid assets exceed ranking liabilities. Required liquid capital is calculated in accordance with provisions laid down in the Securities and Futures (Financial Resources) Rules. NSL holds a Merchant Bank license from the Monetary Authority of Singapore (“MAS”) and is authorized to conduct merchant banking activities including accepting deposits (subject to regulatory restrictions) and providing loans and advances. NSL also operates under exemptions as an Exempt Capital Markets Services Entity, Exempt Financial Adviser, and Exempt Trust Company, authorized to conduct regulated activities including fund management, dealing in capital markets products, product financing, providing custodial services, advising on corporate finance and investment products, and issuing or promulgating analyses/reports on investment products. NSL is regulated and has minimum capital adequacy requirements imposed on it, including its branch in the Dubai International Financial Centre, by the MAS in Singapore. NIHK and NSL have been compliant with relevant regulatory capital related requirements.